Document And Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Sight Sciences, Inc.
Entity Central Index Key	0001531177
Entity Emerging Growth Company	true
Entity File Number	001-40587
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	80-0625749
Entity Address, Address Line One	4040 Campbell Avenue
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	877
Local Phone Number	266-1144
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	SGHT
Security Exchange Name	NASDAQ